Reserves for Losses and Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table represents a reconciliation of beginning and ending consolidated loss and LAE reserves for the twelve months ended December 31, 2021, 2020 and 2019:

	As at December 31,
	2021	2020	2019
	($ in millions)
Provision for losses and LAE at the start of the year	$7,165.3	$6,951.8	$7,074.2
Less reinsurance recoverable	(3,195.2)	(2,319.8)	(2,077.6)
Net loss and LAE at the start of the year	3,970.1	4,632.0	4,996.6

Net loss and LAE expenses (disposed) (1)	—	(818.5)	—
Movement in net provision for losses and LAE for claims incurred:
Current year	1,648.2	1,841.7	1,620.2
Prior years	45.1	(0.9)	59.5
Total incurred	1,693.3	1,840.8	1,679.7
Losses and LAE payments for claims incurred:
Current year	(729.1)	(404.9)	(428.5)
Prior years	(580.7)	(1,359.7)	(1,694.1)
Total paid	(1,309.8)	(1,764.6)	(2,122.6)

Foreign exchange (gains)/losses	(39.9)	80.4	78.3

Net losses and LAE reserves at the end of the year	4,313.7	3,970.1	4,632.0
Plus reinsurance recoverable on unpaid losses at the end of the year	3,298.1	3,195.2	2,319.8
Provision for losses and LAE at the end of the year	$7,611.8	$7,165.3	$6,951.8

Reconciliation of Reinsurance Recoverables on Unpaid Losses
The following table provides a reconciliation of reinsurance recoverables on unpaid losses as at December 31, 2021, 2020 and 2019, including reserves associated with the adverse development cover reinsurance agreements.

	As at December 31,
	2021	2020	2019
	(in millions)
Reinsurance recoverable excluding adverse development cover	$2,518.3	$2,425.2	$2,319.8
Adverse development cover reinsurance agreement cover	770.0	770.0	—
Movement in reinsurance recoverables excess of attachment point	68.1	—	—
Less unamortized deferred gain on retroactive contracts	(58.3)	—	—
Reinsurance recoverable on unpaid losses	$3,298.1	$3,195.2	$2,319.8

Short-duration Insurance Contracts, Claims Development
The following tables show an analysis of incurred claims and allocated loss adjustment expenses, net of reinsurance and cumulative paid claims and allocated claim adjustment expenses, net of reinsurance as at December 31, 2021, 2020, 2019, 2018 2017, 2016, 2015, 2014, 2013 and 2012. The loss development triangles are derived from all business written by the Company as although a limited number of contracts are written which have durations of greater than one year the contracts do not meet the definition of a long duration contract. All amounts included in the following tables related to transactions denominated in a foreign currency have been translated into U.S. Dollars using the exchange rates in effect at December 31, 2021.
The Company has chosen to disaggregate the business in its Insurance segment, for the purposes of these loss development triangles as: Property, Casualty, Marine, Aviation and Energy, and Financial and Professional insurance lines. The Company considers that this presentation of its Insurance lines loss development triangles more precisely reflects meaningful trending information. Certain accident years have negative IBNR due to the allocation of the adverse development cover, which has been allocated in line with with the agreement and premiums paid.

	Property Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2021
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	$ (in millions)
2012	170.6	168.6	167.3	166.2	160.6	154.8	153.7	153.8	154.4	155.6	—	6,083
2013		130.8	117.9	117.5	113.3	114.3	112.3	112.6	112.8	110.7	0.3	5,764
2014			166.1	157.9	134.7	135.3	134.6	133.0	132.4	133.4	—	9,973
2015				241.8	207.4	201.8	204.2	204.6	201.5	202.2	2.0	11,598
2016					239.9	250.7	245.5	246.9	248.4	249.2	1.6	10,785
2017						297.5	260.3	253.5	254.9	254.1	10.3	9,693
2018							205.5	208.2	191.9	190.4	0.4	8,171
2019								128.5	132.1	122.6	—	6,812
2020									206.7	211.2	36.2	7,295
2021										$210.9	88.8	4978
								Total		$1,840.3

	Property Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	($ in millions)
2012	41.5	129.6	139.2	153.4	157.6	155.1	154.3	154.3	154.3	155.6
2013		39.2	76.4	89.7	101.7	106.4	109.1	110.9	111.2	110.0
2014			40.5	86.9	114.5	124.2	128.3	129.8	131.0	132.3
2015				57.5	144.1	172.1	181.3	198.0	196.4	197.8
2016					67.3	169.7	202.5	224.8	233.8	239.0
2017						97.0	189.9	223.2	244.1	248.4
2018							62.6	162.9	185.0	181.8
2019								49.6	92.6	103.4
2020									61.9	125.5
2021										59.2
								Total		$1,553.0

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance								$287.3
			All outstanding liabilities before 2012, net of reinsurance							2.0
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$289.3

	Casualty Insurance Lines										As at December 31, 2021
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	$ (in millions)
2012	78.6	63.4	70.6	61.7	69.6	67.2	69.2	71.1	71.5	69.3	3.4	3,130
2013		134.0	117.4	115.8	121.3	104.3	105.4	105.7	104.3	100.9	7.2	3,367
2014			146.2	128.4	140.3	130.5	137.7	141.8	138.8	130.4	5.7	3,865
2015				205.1	225.1	187.6	205.5	238.4	236.7	227.7	13.5	4,736
2016					218.9	190.0	185.3	192.0	203.1	233.8	54.1	4,753
2017						182.9	176.3	180.4	199.3	201.6	18.9	5,416
2018							124.0	126.8	137.9	135.5	22.7	5,419
2019								126.5	148.8	127.9	4.7	5,104
2020									134.9	133.9	94.3	3,570
2021										176.5	150.5	2,707
								Total		1,537.5

	Casualty Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	($ in millions)
2012	1.3	6.7	14.3	30.0	41.3	49.7	50.6	55.2	59.9	65.0
2013		2.3	26.0	39.8	53.4	69.0	81.5	85.8	87.8	88.0
2014			2.7	13.5	33.1	60.4	74.0	98.4	111.4	110.1
2015				3.2	17.2	57.0	93.5	139.7	169.2	181.4
2016					4.2	23.1	40.7	83.5	111.0	134.8
2017						3.6	23.2	53.4	98.4	116.8
2018							3.2	28.2	44.1	69.7
2019								6.4	18.6	70.4
2020									—	3.2
2021										9.5
								Total		$848.9

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance								$688.6
		All outstanding liabilities before 2012, net of reinsurance								37.0
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$725.6

	Marine, Aviation and Energy Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2021
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	$ (in millions)
2012	268.8	306.2	325.8	346.4	332.1	328.2	316.5	311.2	306.1	308.8	(6.1)	3,823
2013		321.0	333.8	342.5	325.9	333.0	346.6	345.2	340.2	343.3	2.8	4,178
2014			309.8	314.0	298.9	310.5	306.0	313.0	302.2	312.5	(5.9)	4,043
2015				297.1	300.2	282.6	286.8	310.4	313.0	321.4	(4.6)	4,074
2016					260.8	230.8	229.4	229.6	219.4	221.7	0.2	4,429
2017						210.7	201.1	207.4	214.9	209.8	37.9	6,041
2018							171.4	208.5	209.4	219.9	(2.4)	5,178
2019								146.5	154.1	146.0	3.0	3,575
2020									111.0	111.8	12.0	4,128
2021										94.0	44.7	2,108
								Total		2,289.2

	Marine, Aviation and Energy Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	($ in millions)
2012	51.5	132.4	174.9	211.2	240.0	250.9	273.8	274.7	276.9	284.8
2013		41.5	131.7	205.0	235.4	264.8	284.5	300.6	310.8	311.0
2014			53.6	116.9	189.3	210.0	232.7	250.9	263.1	275.6
2015				44.9	123.4	174.6	194.5	222.5	257.9	280.6
2016					30.9	82.7	142.8	164.3	191.2	199.0
2017						40.3	97.8	140.6	168.8	156.9
2018							26.9	105.1	133.4	155.7
2019								33.6	72.8	118.1
2020									28.5	66.7
2021										23.5
								Total		$1,871.9

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance								$417.3
			All outstanding liabilities before 2012, net of reinsurance							10.6
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$427.9

	Financial and Professional Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2021
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	$ (in millions)
2012	88.5	89.9	93.6	97.0	94.0	89.6	101.7	96.5	103.4	104.5	(4.4)	579
2013		106.1	100.6	105.0	101.7	100.8	91.9	90.9	97.6	102.8	2.2	586
2014			135.7	131.6	130.2	120.6	131.9	120.9	121.7	123.7	(2.7)	800
2015				175.0	176.3	186.4	190.6	191.9	186.7	185.9	(0.4)	1,080
2016					191.9	212.6	217.4	203.1	186.3	185.7	13.5	1,255
2017						207.7	184.1	188.9	189.4	188.6	12.8	1,739
2018							158.5	174.6	156.9	152.7	6.0	4,617
2019								250.5	263.8	236.0	52.8	23,894
2020									351.0	352.0	181.7	105,317
2021										289.6	221.5	31,311
								Total		$1,921.5

	Financial and Professional Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	($ in millions)
2012	22.8	39.6	50.8	59.4	65.4	70.6	80.3	85.3	91.3	92.8
2013		8.1	21.2	31.3	65.6	64.1	72.8	75.0	78.3	81.8
2014			3.0	30.9	53.8	72.5	80.0	85.9	92.6	104.2
2015				13.8	43.6	70.3	89.7	110.4	139.6	146.2
2016					15.2	71.4	102.5	130.6	126.6	136.0
2017						27.2	51.4	83.6	117.5	137.2
2018							21.0	75.7	101.6	117.1
2019								27.4	87.3	138.4
2020									48.0	121.9
2021										43.7
								Total		$1,119.3

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance								$802.2
			All outstanding liabilities before 2012, net of reinsurance							6.5
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$808.7

	Property Catastrophe and Other Property Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2021
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	$ (in millions)
2012	280.2	303.1	286.2	278.8	282.2	279.2	271.7	261.6	264.9	248.6	(3.1)	679
2013		217.4	199.9	189.7	178.5	177.1	173.8	171.0	168.2	164.7	0.6	832
2014			189.9	176.8	160.9	149.5	149.8	144.9	144.9	143.9	0.8	900
2015				214.6	187.3	177.2	156.6	171.8	171.9	179.8	11.7	1,051
2016					272.6	272.7	271.0	249.2	244.9	230.4	(15.2)	1,308
2017						557.7	534.5	516.2	505.0	481.2	(3.8)	1,956
2018							343.1	394.2	389.5	403.5	22.2	1,808
2019								262.8	272.3	270.6	3.6	1,395
2020									322.9	366.9	20.1	1,333
2021										461.5	198.6	1,005
								Total		$2,951.1

	Property Catastrophe and Other Property Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	($ in millions)
2012	35.6	135.7	188.8	208.9	216.4	227.6	232.1	242.2	247.9	248.6
2013		34.5	98.8	146.9	159.0	163.7	165.2	166.8	161.2	161.2
2014			37.4	100.7	127.1	137.0	140.9	139.6	141.3	141.5
2015				35.8	95.0	127.1	139.2	156.2	158.6	162.2
2016					57.2	164.7	206.0	217.1	230.4	236.7
2017						123.2	357.4	416.6	440.8	437.6
2018							122.8	311.6	325.7	345.4
2019								28.2	153.0	205.6
2020									42.4	169.2
2021										75.6
								Total		$2,183.6

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance								767.5
			All outstanding liabilities before 2012, net of reinsurance							17.4
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$784.9

	Casualty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2021
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	$ (in millions)
2012	235.1	233.3	244.6	236.0	232.8	233.7	242.6	245.1	240.0	196.2	(27.1)	1,813
2013		215.6	230.8	226.3	223.6	206.6	201.7	204.4	201.6	165.8	(6.8)	1,691
2014			206.2	209.0	217.6	211.1	204.5	207.1	202.9	160.5	(14.8)	1,805
2015				195.4	202.2	211.7	214.2	212.0	208.0	160.6	(13.6)	1,964
2016					234.7	247.3	247.0	257.2	264.7	213.5	(2.1)	2,056
2017						246.6	244.0	254.9	254.1	194.2	3.4	2,005
2018							230.1	259.8	267.0	190.6	24.7	1,766
2019								236.2	256.6	179.2	52.3	1,300
2020									256.4	237.6	177.8	753
2021										209.0	177.0	355
								Total		$1,907.2

	Casualty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	($ in millions)
2012	2.2	17.8	42.1	65.5	96.6	117.8	134.7	144.4	162.2	165.4
2013		3.4	15.9	42.8	65.1	93.1	115.0	127.8	139.9	146.3
2014			2.5	13.8	37.8	60.3	86.7	107.7	125.7	135.7
2015				3.5	18.0	38.5	65.7	89.7	109.0	123.3
2016					9.3	33.7	64.5	96.7	127.0	148.0
2017						8.9	30.7	59.2	97.9	117.3
2018							7.2	33.7	73.7	104.9
2019								9.2	36.5	61.4
2020									9.2	28.0
2021										7.9
								Total		$1,038.2

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance								869.0
			All outstanding liabilities before 2012, net of reinsurance							106.3
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$975.3

	Specialty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2021
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	$ (in millions)
2012	176.2	199.5	188.8	173.3	171.7	172.4	169.1	166.6	165.6	156.3	(3.9)	641
2013		144.4	139.6	131.3	119.4	118.6	114.8	114.4	111.0	104.8	(0.5)	577
2014			152.4	140.1	132.1	122.9	125.8	124.3	120.1	114.9	0.6	619
2015				165.9	170.0	164.5	159.0	157.3	152.8	149.0	4.7	777
2016					238.8	239.9	237.7	230.0	225.0	214.7	(5.4)	937
2017						379.7	392.4	376.0	364.4	343.2	(6.1)	1,328
2018							397.4	396.4	394.3	391.1	13.0	1,399
2019								476.1	498.9	495.4	49.2	1,519
2020									415.6	382.4	66.7	1,400
2021										155.8	106.1	1,020
								Total		$2,507.6

	Specialty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	($ in millions)
2012	24.6	93.0	128.1	138.2	143.5	148.8	150.1	152.9	153.4	156.1
2013		25.0	70.9	86.9	94.0	101.0	101.0	101.9	101.7	100.7
2014			16.6	56.5	81.3	89.3	99.7	102.6	104.2	106.2
2015				17.7	56.4	104.1	122.0	130.9	134.0	134.0
2016					58.7	150.9	165.5	183.6	193.8	203.8
2017						94.6	238.8	271.0	306.3	317.1
2018							27.2	280.8	314.6	331.1
2019								274.3	382.7	402.1
2020									213.1	270.4
2021										28.4
								Total		$2,049.9

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance								457.7
			All outstanding liabilities before 2012, net of reinsurance							14.6
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$472.3

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Reconciliation of Incurred and Paid Claims Development to total Provision for Losses and LAE

	Twelve Months Ended December 31, 2021	Twelve Months Ended December 31, 2020
	($ in millions)
Net outstanding liabilities:
Insurance lines
- Property insurance lines	289.3	226.8
- Casualty insurance lines	725.6	618.7
- Marine, aviation and energy insurance lines	427.9	431.4
- Financial and professional insurance lines	808.7	738.5
Total insurance lines	2,251.5	2,015.4

Reinsurance lines
- Property catastrophe and other property reinsurance	784.9	631.0
- Casualty reinsurance	975.3	1,084.2
- Specialty reinsurance	472.3	535.4
Total reinsurance lines	2,232.5	2,250.6

Net loss and LAE	4,484.0	4,266.0

Reinsurance recoverable on unpaid losses:
Insurance lines	2,117.4	2,140.3
Reinsurance lines	1,180.7	1,054.9
Total reinsurance recoverable on unpaid losses	3,298.1	3,195.2

Deferred gain on retroactive contracts	58.3	—
Unallocated claims incurred	56.6	50.3
Other reinsurance balances recoverable (1)	(286.4)	(346.7)
Carbon syndicate reserves	1.0	—
Other	0.2	0.5
	(170.3)	(295.9)

Provision for losses and LAE at the end of the year	7,611.8	7,165.3
____________________
(1) Other reinsurance balances recoverable primarily include amounts that have been billed but not yet received.
Short-duration Insurance Contracts, Schedule of Historical Claims Duration
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance

Years	1	2	3	4	5	6	7	8	9	10

Insurance	16.1%	25.7%	17.2%	11.9%	7.4%	6.7%	4.5%	2.5%	1.3%	2.5%

Reinsurance	18.1%	30.9%	15.3%	9.7%	8.3%	5.6%	4.0%	2.7%	2.6%	1.1%